Graubard Miller

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                                                                                                                November 9, 2004

VIA EDGAR

Mr. John Reynolds

Assistant Director

Office of Emerging Growth Companies

United States Securities and Exchange Commission

Mail Stop 0511

Washington, D.C. 20549

Re:                               International Shipping Enterprises, Inc. (“Company”)

Dear Mr. Reynolds:

In connection with my telephone conversation with William Underhill yesterday afternoon, please be advised that the Company today filed Amendment No. 1 to its Registration Statement on Form S-1 (SEC File No. 333-119719).  In addition to certain changes in the disclosure contained in the Registration Statement, the amendment reflects the following changes to the Company’s structure and the offering:

•                                          Originally, if the Company was unable to effect a business combination within certain prescribed periods of time described in greater detail below, it was to distribute the amount then held in its trust account to the public stockholders and would then survive as an existing operating entity that would continue to search for a target business to complete a business combination with.  As reflected in Amendment No. 1 to the Registration Statement, if the Company is now unable to effect a business combination within such prescribed periods of time, the Company will dissolve and liquidate all of its assets and will cease to be an operating entity.

•                                          Originally, the Company was required to consummate a business combination within 18 months from the date of the consummation of the offering, or 24 months from the consummation of the offering if certain extension criteria had been satisfied.  As reflected in Amendment No. 1 to the Registration Statement, this criteria has now been changed such that the Company must consummate a business combination within 12 months after consummation of the offering (or within 18 months if certain extension criteria have been satisfied).

•                                          Originally, the Company was entitled to redeem the Warrants, in whole and not in part, at a price of $.01 per warrant at any time after the warrants become exercisable, upon not less than 30 days’ prior written notice of redemption to each warrantholder, and if, and only if, the reported last sale price of the common stock equals or exceeds $8.50 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrantholders.  As reflected in Amendment No. 1 to the Registration Statement, the Company may now redeem the Warrants only if the above criteria are satisfied and the weekly trading volume of the Company’s Common Stock has been at least 800,000 shares for each of the two calendar weeks prior to the date on which notice of redemption is sent.

•                                          Originally, Angeliki Frangou, the Company’s Chairman of the Board, Chief Executive Officer and President, and her affiliates or designees were obligated to purchase up to 2,000,000 warrants in the public marketplace at prices not to exceed $0.70 per warrant.  As reflected in Amendment No. 1 to the Registration Statement, Ms. Frangou and her affiliates or designees are now obligated to purchase up to 4,000,000 warrants in the public marketplace. Additionally, Ms. Frangou has indicated that she (and/or her affiliates or designees) intends on purchasing up to $10 million of units in the offering although she is not obligated to do so and the company does not have any  agreement or arrangement with her requiring her to purchase securities in the offering.

Should you have any questions regarding the foregoing changes, please contact Scott M. Miller, Issuer's Counsel.

Sincerely,

/s/ David Alan Miller

David Alan Miller

cc:	William Underhill
Thomas Kluck
Craig Slivka
Angeliki Frangou
Scott M. Miller, Esq.
Ekaterina P. Shaw, Esq.
Nathan Low
Sheldon Goldman